American Century Investments®
Quarterly Portfolio Holdings
American Century® U.S. Quality Growth ETF (QGRO)
November 30, 2025

U.S. Quality Growth ETF - Schedule of Investments
NOVEMBER 30, 2025 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.9%
Aerospace and Defense — 2.1%
BWX Technologies, Inc.	10,267	1,836,561
Carpenter Technology Corp.	8,429	2,684,974
Curtiss-Wright Corp.	3,318	1,872,314
General Electric Co.	50,957	15,208,117
Howmet Aerospace, Inc.	108,077	22,111,473
RTX Corp.	10,427	1,823,787
		45,537,226
Air Freight and Logistics — 0.1%
CH Robinson Worldwide, Inc.	11,982	1,903,580
Banks — 0.1%
Wells Fargo & Co.	21,526	1,848,007
Beverages — 0.7%
Coca-Cola Consolidated, Inc.	32,787	5,342,642
Monster Beverage Corp.(1)	116,166	8,711,288
		14,053,930
Biotechnology — 5.7%
Alkermes PLC(1)	234,178	6,926,985
Alnylam Pharmaceuticals, Inc.(1)	4,075	1,838,762
Exelixis, Inc.(1)	326,548	14,423,625
Gilead Sciences, Inc.	326,379	41,071,534
Halozyme Therapeutics, Inc.(1)	291,326	20,800,677
Incyte Corp.(1)	278,746	29,117,807
Neurocrine Biosciences, Inc.(1)	23,470	3,571,195
Vertex Pharmaceuticals, Inc.(1)	7,777	3,372,185
		121,122,770
Broadline Retail — 1.4%
Amazon.com, Inc.(1)	108,108	25,212,948
Dillard's, Inc., Class A	5,355	3,588,171
		28,801,119
Building Products — 0.4%
A.O. Smith Corp.	52,520	3,465,270
Armstrong World Industries, Inc.	10,022	1,901,574
Johnson Controls International PLC	15,419	1,793,384
Zurn Elkay Water Solutions Corp.	38,790	1,850,283
		9,010,511
Capital Markets — 1.6%
Cboe Global Markets, Inc.	7,225	1,865,278
Charles Schwab Corp.	19,396	1,798,591
Evercore, Inc., Class A	72,244	23,123,137
Interactive Brokers Group, Inc., Class A	27,730	1,803,005
Moody's Corp.	3,818	1,873,798
SEI Investments Co.	41,680	3,370,245
		33,834,054
Commercial Services and Supplies — 0.1%
Rollins, Inc.	30,861	1,897,334
Communications Equipment — 2.1%
Arista Networks, Inc.(1)	318,582	41,632,296
Cisco Systems, Inc.	43,594	3,354,122
		44,986,418

Construction and Engineering — 0.9%
Comfort Systems USA, Inc.	12,078	11,799,481
Dycom Industries, Inc.(1)	6,286	2,272,578
EMCOR Group, Inc.	2,953	1,816,302
Sterling Infrastructure, Inc.(1)	5,405	1,860,995
Valmont Industries, Inc.	4,603	1,900,901
		19,650,257
Consumer Finance — 0.1%
American Express Co.	5,123	1,871,278
Consumer Staples Distribution & Retail — 1.0%
Casey's General Stores, Inc.	3,400	1,939,564
Costco Wholesale Corp.	1,982	1,810,736
Maplebear, Inc.(1)	82,834	3,479,856
Sprouts Farmers Market, Inc.(1)	41,573	3,484,233
U.S. Foods Holding Corp.(1)	72,916	5,736,302
Walmart, Inc.	51,034	5,639,767
		22,090,458
Containers and Packaging — 0.3%
Crown Holdings, Inc.	57,794	5,596,193
Diversified Consumer Services — 0.4%
Duolingo, Inc.(1)	28,266	5,410,395
Grand Canyon Education, Inc.(1)	20,265	3,196,601
		8,606,996
Electric Utilities — 0.6%
Constellation Energy Corp.	23,755	8,655,372
NRG Energy, Inc.	20,585	3,488,951
		12,144,323
Electrical Equipment — 0.4%
Acuity, Inc.	9,701	3,554,640
GE Vernova, Inc.	3,165	1,898,272
Rockwell Automation, Inc.	4,853	1,921,109
Vertiv Holdings Co., Class A	10,709	1,924,729
		9,298,750
Electronic Equipment, Instruments and Components — 4.6%
Amphenol Corp., Class A	547,649	77,163,744
Badger Meter, Inc.	19,329	3,451,000
Corning, Inc.	22,312	1,878,670
Fabrinet(1)	4,429	2,034,727
Jabil, Inc.	25,914	5,460,339
TE Connectivity PLC	22,045	4,985,477
Zebra Technologies Corp., Class A(1)	14,133	3,572,116
		98,546,073
Energy Equipment and Services — 0.2%
Baker Hughes Co.	63,866	3,206,073
Entertainment — 5.3%
Netflix, Inc.(1)	561,087	60,361,739
Roku, Inc.(1)	18,350	1,776,097
Spotify Technology SA(1)	82,290	49,281,012
		111,418,848
Financial Services — 3.0%
Mastercard, Inc., Class A	92,052	50,677,388
Toast, Inc., Class A(1)	352,793	12,061,993
Visa, Inc., Class A	5,546	1,854,804
		64,594,185

Food Products — 0.1%
Marzetti Co.	10,689	1,784,422
Gas Utilities — 0.3%
UGI Corp.	159,577	6,311,270
Ground Transportation — 0.4%
Lyft, Inc., Class A(1)	146,965	3,090,674
Uber Technologies, Inc.(1)	57,104	4,998,884
		8,089,558
Health Care Equipment and Supplies — 4.5%
Boston Scientific Corp.(1)	249,603	25,354,673
Globus Medical, Inc., Class A(1)	21,679	1,973,656
IDEXX Laboratories, Inc.(1)	26,157	19,693,082
Insulet Corp.(1)	65,267	21,354,710
Intuitive Surgical, Inc.(1)	39,981	22,928,304
Penumbra, Inc.(1)	15,951	4,676,354
		95,980,779
Health Care Providers and Services — 2.4%
Cardinal Health, Inc.	105,701	22,436,094
HCA Healthcare, Inc.	52,204	26,534,771
McKesson Corp.	2,171	1,912,912
		50,883,777
Health Care REITs — 0.1%
American Healthcare REIT, Inc.	37,889	1,924,003
Health Care Technology — 0.1%
Doximity, Inc., Class A(1)	36,899	1,898,085
Hotels, Restaurants and Leisure — 4.7%
Booking Holdings, Inc.	13,842	68,029,139
Brinker International, Inc.(1)	30,038	4,619,544
Expedia Group, Inc.	109,699	28,048,937
		100,697,620
Household Durables — 0.1%
Somnigroup International, Inc.	20,722	1,896,477
Household Products — 0.2%
Colgate-Palmolive Co.	43,562	3,501,949
Insurance — 0.2%
Progressive Corp.	15,099	3,454,500
Interactive Media and Services — 5.5%
Alphabet, Inc., Class A	264,951	84,832,011
Match Group, Inc.	105,332	3,508,609
Meta Platforms, Inc., Class A	36,176	23,440,239
Pinterest, Inc., Class A(1)	127,736	3,336,464
Reddit, Inc., Class A(1)	9,471	2,050,188
		117,167,511
IT Services — 2.1%
Accenture PLC, Class A	13,864	3,466,000
Cloudflare, Inc., Class A(1)	8,691	1,740,025
Cognizant Technology Solutions Corp., Class A	46,818	3,638,227
Gartner, Inc.(1)	66,793	15,545,403
GoDaddy, Inc., Class A(1)	26,215	3,351,850
International Business Machines Corp.	17,109	5,279,495
Kyndryl Holdings, Inc.(1)	132,193	3,414,545
Twilio, Inc., Class A(1)	41,727	5,411,575
VeriSign, Inc.	13,443	3,387,501
		45,234,621

Life Sciences Tools and Services — 0.8%
Illumina, Inc.(1)	43,348	5,698,094
Medpace Holdings, Inc.(1)	20,256	12,000,870
		17,698,964
Machinery — 1.8%
Caterpillar, Inc.	3,303	1,901,735
Crane Co.	28,475	5,218,044
Donaldson Co., Inc.	39,734	3,572,087
Federal Signal Corp.	47,666	5,433,924
Flowserve Corp.	77,890	5,557,451
ITT, Inc.	28,324	5,216,148
SPX Technologies, Inc.(1)	8,657	1,861,601
Toro Co.	48,372	3,373,463
Watts Water Technologies, Inc., Class A	19,385	5,347,934
		37,482,387
Media — 1.5%
New York Times Co., Class A	490,865	31,660,793
Metals and Mining — 0.2%
Newmont Corp.	38,731	3,514,064
Oil, Gas and Consumable Fuels — 1.0%
APA Corp.	194,767	4,863,332
CNX Resources Corp.(1)	49,777	1,933,339
Expand Energy Corp.	15,610	1,903,327
HF Sinclair Corp.	60,548	3,203,595
Targa Resources Corp.	10,576	1,854,079
Texas Pacific Land Corp.	1,789	1,546,215
Valero Energy Corp.	28,781	5,087,329
		20,391,216
Pharmaceuticals — 2.9%
Eli Lilly & Co.	51,020	54,870,479
Johnson & Johnson	17,353	3,590,683
Merck & Co., Inc.	36,591	3,835,835
		62,296,997
Professional Services — 0.5%
ExlService Holdings, Inc.(1)	85,622	3,401,762
Genpact Ltd.	75,743	3,337,237
Leidos Holdings, Inc.	17,763	3,394,509
		10,133,508
Real Estate Management and Development — 1.6%
CBRE Group, Inc., Class A(1)	11,914	1,928,043
Jones Lang LaSalle, Inc.(1)	97,216	31,662,279
		33,590,322
Semiconductors and Semiconductor Equipment — 11.5%
Applied Materials, Inc.	15,045	3,795,101
Astera Labs, Inc.(1)	12,684	1,998,618
Broadcom, Inc.	5,346	2,154,224
Cirrus Logic, Inc.(1)	113,998	13,718,520
Credo Technology Group Holding Ltd.(1)	12,581	2,234,386
KLA Corp.	44,213	51,971,055
Lam Research Corp.	352,883	55,049,748
Micron Technology, Inc.	33,759	7,983,328
Monolithic Power Systems, Inc.	5,683	5,274,790
NVIDIA Corp.	330,109	58,429,293

QUALCOMM, Inc.	234,542	39,424,165
Rambus, Inc.(1)	19,221	1,836,951
		243,870,179
Software — 19.4%
Adobe, Inc.(1)	128,760	41,219,939
AppLovin Corp., Class A(1)	75,038	44,983,780
Atlassian Corp., Class A(1)	22,400	3,349,248
Autodesk, Inc.(1)	11,439	3,469,906
Box, Inc., Class A(1)	424,887	12,551,162
Crowdstrike Holdings, Inc., Class A(1)	3,404	1,733,181
Datadog, Inc., Class A(1)	9,897	1,583,619
Docusign, Inc.(1)	200,723	13,920,140
Dolby Laboratories, Inc., Class A	51,861	3,498,024
Dropbox, Inc., Class A(1)	671,980	20,078,762
Dynatrace, Inc.(1)	72,596	3,234,878
Fair Isaac Corp.(1)	1,951	3,523,174
Fortinet, Inc.(1)	259,752	21,073,680
Guidewire Software, Inc.(1)	25,312	5,466,886
HubSpot, Inc.(1)	13,195	4,846,787
InterDigital, Inc.	15,012	5,370,543
Intuit, Inc.	5,132	3,254,099
Manhattan Associates, Inc.(1)	19,077	3,366,137
Microsoft Corp.	10,253	5,044,579
Nutanix, Inc., Class A(1)	120,030	5,737,434
Palantir Technologies, Inc., Class A(1)	300,661	50,646,346
Palo Alto Networks, Inc.(1)	25,491	4,846,604
Pegasystems, Inc.	368,083	20,159,906
Procore Technologies, Inc.(1)	24,253	1,796,177
Q2 Holdings, Inc.(1)	25,270	1,822,725
Qualys, Inc.(1)	60,117	8,467,479
Salesforce, Inc.	174,969	40,337,353
Samsara, Inc., Class A(1)	193,707	7,366,677
ServiceNow, Inc.(1)	73,815	59,968,044
UiPath, Inc., Class A(1)	242,384	3,359,442
Workday, Inc., Class A(1)	14,730	3,176,083
Zoom Communications, Inc., Class A(1)	40,326	3,426,097
		412,678,891
Specialty Retail — 2.4%
Chewy, Inc., Class A(1)	156,020	5,424,815
Gap, Inc.	140,796	3,811,348
Lowe's Cos., Inc.	14,922	3,618,286
Ross Stores, Inc.	11,400	2,010,504
TJX Cos., Inc.	198,730	30,191,062
Urban Outfitters, Inc.(1)	55,317	4,097,330
Wayfair, Inc., Class A(1)	17,960	1,989,968
		51,143,313
Technology Hardware, Storage and Peripherals — 1.7%
Apple, Inc.	119,306	33,268,478
NetApp, Inc.	31,068	3,465,946
		36,734,424
Textiles, Apparel and Luxury Goods — 2.5%
Crocs, Inc.(1)	46,329	3,937,038
Deckers Outdoor Corp.(1)	41,056	3,614,160
Ralph Lauren Corp.	126,247	46,374,311
		53,925,509

Trading Companies and Distributors — 0.3%
Applied Industrial Technologies, Inc.	13,656	3,534,446
MSC Industrial Direct Co., Inc., Class A	39,244	3,491,146
		7,025,592
TOTAL COMMON STOCKS (Cost $1,838,457,687)		2,120,989,114
RIGHTS — 0.0%
Health Care Equipment and Supplies — 0.0%
ABIOMED, Inc.(1) (Cost $2,638)	2,586	2,638
SHORT-TERM INVESTMENTS — 0.1%
Money Market Funds — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $2,524,603)	2,524,603	2,524,603
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,840,984,928)		2,123,516,355
OTHER ASSETS AND LIABILITIES — 0.0%		401,892
TOTAL NET ASSETS — 100.0%		$2,123,918,247

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.